SCHEDULE OF OPTION ASSUMPTION (Details)	Aug. 06, 2024	Apr. 13, 2024	Apr. 08, 2024	Apr. 03, 2024	Dec. 13, 2023	Dec. 13, 2023	Jan. 25, 2021	Jan. 25, 2021	Feb. 19, 2020	Feb. 19, 2020
7-Year Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends	0.00%						0.00%
Expected volatility	133.80%						133.22%
Expected term	7 years						7 years
Risk free interest rate	3.76%						1.46%
Expected forfeitures	0.00%
Expected forfeitures							0.00%
7 Year Option One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends	0.00%									0.00%
Expected volatility	133.80%									125.19%
Expected term	7 years									6 years
Risk free interest rate	3.76%									1.46%
Expected forfeitures	0.00%
Expected forfeitures										0.00%
7 Year Option Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends	0.00%
Expected volatility	133.80%
Expected term	7 years
Risk free interest rate	3.76%
Expected forfeitures	0.00%
7 Year Option Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends	0.00%
Expected volatility	133.80%
Expected term	7 years
Risk free interest rate	3.76%
Expected forfeitures	0.00%
4.25-Year Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends		0.00%
Expected volatility		134.80%
Expected term		4 years 3 months
Risk free interest rate		4.54%
Expected forfeitures		0.00%
4.25-Year Option [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term		4 years 3 months
4.25-Year Option [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term		4 years 9 months
4.75-Year Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends		0.00%
Expected volatility		130.50%
Expected term		4 years 9 months
Risk free interest rate		4.54%
Expected forfeitures		0.00%
3.25-Year Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends			0.00%	0.00%
Expected volatility			138.60%	138.30%
Expected term			3 years 3 months	3 years 3 months
Risk free interest rate			4.60%	4.48%
Expected forfeitures			0.00%	0.00%
5-Year Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends					0.00%	0.00%
Expected volatility					133.30%	133.30%
Expected term					6 years 3 months	6 years 3 months
Risk free interest rate					4.04%	4.04%
Expected forfeitures						0.00%
Expected forfeitures					0.00%
5-Year Option One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends					0.00%	0.00%
Expected volatility					133.30%	133.30%
Expected term					6 years 3 months	6 years 3 months
Risk free interest rate					4.04%	4.04%
Expected forfeitures						0.00%
Expected forfeitures					0.00%
7 Year Option Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends								0.00%
Expected volatility								133.22%
Expected term								7 years
Risk free interest rate								1.46%
Expected forfeitures								0.00%
10-Year Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends					0.00%				0.00%
Expected volatility					133.30%				125.19%
Expected term					5 years				3 years
Risk free interest rate					4.00%				1.50%
Expected forfeitures									0.00%
Expected forfeitures					0.00%
7-Year Option Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends									0.00%
Expected volatility									125.19%
Expected term									6 years
Risk free interest rate									1.46%
Expected forfeitures									0.00%
Ten Year Option One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends										0.00%
Expected volatility										125.19%
Expected term										3 years
Risk free interest rate										1.50%
Expected forfeitures										0.00%